Capital Management - Summary of Regulatory Capital and Capital Ratios (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of regulatory capital and capital ratios [Line Items]
Basel II regulatory capital floor requirement	$ 0	$ 0